Embark Small Cap Equity Fund Investment Strategy - Embark Small Cap Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small cap companies. “Equity securities” for this purpose include all types of equity securities, whether issued by U.S. or non-U.S. issuers, although the Fund invests primarily in common stocks of U.S. issuers. The Fund defines small cap companies as those having a market capitalization, at the time of purchase, within the range of the Russell 2000® Index (the “Index”), provided that for the purposes of this definition, the upper end of that range will be the higher of: (i) the largest market capitalization of the current Index or (ii) the average of the largest month-end capitalizations over the trailing 12 months. As of December 31, 2025, the range of the Index was $1 million to $31.29 billion and the trailing 12-month average of the largest month-end capitalizations is $21.59 billion. Accordingly, as of December 31, 2025, the upper end of the range used for purposes of the small cap company definition was $30.71 billion. The Index is reconstituted annually on the last Friday of each June. The market value of derivatives that have economic characteristics similar to equity securities of small cap companies will be counted for purposes of investing at least 80% of the Fund’s net assets in such securities. The Fund employs a multi-manager approach to achieve its investment objective. The Fund’s investment adviser, Harbor Capital Advisors, Inc. (the “Advisor”) is responsible for selecting and overseeing investment subadvisers (each, a “Subadvisor”) for the Fund. The Advisor does not expect to independently identify securities for investment for the Fund. Instead, each Subadvisor is responsible for providing the Advisor with a model portfolio, which the Advisor will implement in its discretion in managing the Fund. The Advisor is solely responsible for implementing each strategy, which includes buying and selling securities as recommended by each Subadvisor. The Advisor in its discretion may decline to implement a Subadvisor’s recommendations under certain circumstances, including when the recommended securities are not available in the specific quantities or prices sought or when purchasing such securities in conjunction with the Fund’s existing holdings would violate an investment restriction of the Fund. The Advisor is responsible for determining the allocation of the Fund’s assets among the Subadvisors’ strategies. The Advisor will adjust those allocations over time based upon its qualitative and quantitative assessment of each strategy and how those strategies work in combination to produce idiosyncratic alpha (i.e. returns resulting from stock selection rather than shifts in the broader market) that compounds over time. Under normal circumstances, the Advisor expects to review the allocations to the Subadvisors’ strategies quarterly. The Advisor has selected Copeland Capital Management, LLC (“Copeland”); Granahan Investment Management LLC (“Granahan”); Granite Investment Partners, LLC (“Granite”); Hotchkis and Wiley Capital Management, LLC (“Hotchkis and Wiley”); Punch & Associates Investment Management, Inc. (“Punch”); Reinhart Partners LLC (“Reinhart”); and Shapiro Capital Management LLC (“Shapiro”) to each serve as a Subadvisor to the Fund. Each Subadvisor has its own process for identifying and evaluating companies and will act independently from the other Subadvisors. A Subadvisor will generally identify securities for its model portfolio by analyzing issuers based on factors such as financial performance, industry position, growth expectations or other investment considerations. A Subadvisor will remove securities from its model portfolio for which its outlook has changed or when it has identified more attractive investment prospects. The factors considered and the importance of various considerations vary by Subadvisor. The Fund may invest in securities issued by publicly traded or non-listed real estate investment trusts (REITs). The Fund may also invest in common stocks of foreign issuers, including emerging market issuers. The Fund may invest in securities denominated in, and/or receiving revenues in, foreign currencies. Foreign securities are typically expected to represent approximately 10% or fewer of the Fund’s assets. The Fund may also invest in American Depositary Receipts (ADRs), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company.